Exhibit 99.5 Schedule 2

Loan ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Defect Name	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
92300177577	XX	XX	XX	XX	2/XX/2025	XX	FL	ATR/QM Exempt	Complete	02/28/2025	Acknowledged	8596409502	Credit	Mortgage Payment History Missing or Defective	Missing 12 months of cancelled checks or bank statements for borrower's rental payments. VOR and lease do not have cancelled checks as borrower pays rent in cash.	XX	02/28/2025	20250228: NQM exception approval received.	02/28/2025	6 months reserves greater program requirement, Borrower contribution exceeds program requirement by >=5%	D	B	C	B	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
92300177577	XX	XX	XX	XX	2/XX/2025	XX	FL	ATR/QM Exempt	Complete	02/28/2025	Resolved	8596425333	Credit	Closing Documentation Missing or Defective	Missing conveyance deed from XX of Florida to XX	XX	03/14/2025	20250314: Received conveyance deed.	03/14/2025		D	B	D	A	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
92300178126	XX	XX	XX	XX	4/XX/2025	XX	NY	ATR/QM Exempt	Complete	04/08/2025	Resolved	8888354067	Credit	Closing Documentation Missing or Defective	Missing prepayment addendum to Note. Promissory Note indicates that there is a prepayment penalty.	XX	04/09/2025	20250410: Received PPP addendum.	04/10/2025		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
92300182912	XX	XX	XX	XX	4/XX/2025	XX	NY	ATR/QM Exempt	Complete	04/24/2025	Resolved	9000411856	Credit	DSCR Minimum Not Met	0.99 DSCR < 1.00 minimum DSCR required for DSCR Supreme Program. DSCR breakdown as follows: $13,000 gross rents / $13,082.85 PITIA =0.99 DSCR	XX	04/25/2025	20250430: Received Caluclation	04/30/2025		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
92010178158	XX	XX	XX	XX	3/XX/2025	XX	NJ	ATR/QM Exempt	Complete	03/18/2025	Resolved	92010178158-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
92010176432	XX	XX	XX	XX	2/XX/2025	XX	NJ	ATR/QM Exempt	Complete	03/05/2025	Resolved	8629838755	Credit	Closing Documentation Missing or Defective	Missing conveyance deed from XX to XX	XX	03/07/2025	20250310: Received conveyance deed.	03/10/2025		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1973200	XX	XX	XX	XX	10/XX/2024	XX	GA	ATR/QM Exempt	Complete	11/14/2024	Resolved	1224647253-5216	Property	Exterior Inspection Missing or Defective	Property is located in an impacted disaster area. Please provide exterior inspection following post disaster guideline requirements.	XX		20241209: Received	12/09/2024		D	A	D	A	A	A	D	A	N/A	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1973408	XX	XX	XX	XX	11/XX/2024	XX	GA	ATR/QM Exempt	Complete	12/05/2024	Resolved	1524247534-5755	Credit	Title Insurance Coverage - Inadequate Coverage	$XX title insurance coverage < $XX minimum insurance required	XX		Received	12/10/2024		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1973242	XX	XX	XX	XX	11/XX/2024	XX	AL	ATR/QM Exempt	Complete	11/27/2024	Resolved	1224789191-5512	No Findings	No Findings	The loan meets all applicable guidelines	XX		20241127: Clear	11/27/2024		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1973389	XX	XX	XX	XX	11/XX/2024	XX	TX	ATR/QM Exempt	Complete	12/06/2024	Resolved	1524250016-5808	No Findings	No Findings	The loan meets all applicable guidelines	XX		20241206: Clear	12/06/2024		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1973357	XX	XX	XX	XX	11/XX/2024	XX	GA	ATR/QM Exempt	Complete	12/06/2024	Resolved	1224772245-5814	No Findings	No Findings	The loan meets all applicable guidelines	XX		20241206: Clear	12/06/2024		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1973322	XX	XX	XX	XX	11/XX/2024	XX	AL	ATR/QM Exempt	Complete	12/09/2024	Resolved	1224811170-5908	Credit	Title Insurance Coverage - Inadequate Coverage	XX Title Insurance Coverage < $ XX Minimum Required.	XX		20241213: Received updated title	12/13/2024		D	A	C	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1973322	XX	XX	XX	XX	11/XX/2024	XX	AL	ATR/QM Exempt	Complete	12/09/2024	Resolved	1224811170-5909	Credit	Entity Documentation - Missing or Defective	Missing EIN for XX	XX		20241212: Received EIN	12/12/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1973322	XX	XX	XX	XX	11/XX/2024	XX	AL	ATR/QM Exempt	Complete	12/09/2024	Resolved	1224811170-5910	Credit	Entity Documentation - Missing or Defective	A corporate resolution granting the signatory authority to enter into the loan transaction is missing from the file	XX		20241216: Received	12/16/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1973292	XX	XX	XX	XX	12/XX/2024	XX	UT	ATR/QM Exempt	Complete	12/10/2024	Resolved	1524251608-6028	Credit	Title Insurance Missing or Defective	Title Commitement Schedule A Item 2(b) is missing mortgagee clause after lender's name. Please provide updated title policy with ISAOA/ATIMA verbiage after lender name XX	XX		20241216: Received	12/16/2024		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1973284	XX	XX	XX	XX	12/XX/2024	XX	NY	ATR/QM Exempt	Complete	12/10/2024	Resolved	1224678512-6041	No Findings	No Findings	The loan meets all applicable guidelines	XX		20241210: Clear	12/10/2024		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
92010176856	XX	XX	XX	XX	02/XX/2025	XX	VA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/06/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation Required The Initial Loan document esigned 01/28, provide a econsent dated on or prior to 01/28	XX	03/10/2025	Evidence of eConsent is provided.	04/30/2025	Borrower has stable job time - Borrower has 34.55 years on job. Qualifying DTI below max allowed. - Calculated DTI of 4.02% is less than Guideline DTI of 50%	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92010176856	XX	XX	XX	XX	02/XX/2025	XX	VA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/06/2025	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete Please provide the borrower completed Unmarried Addendum to the 1003.	XX	03/10/2025	The Final 1003 is Present; Completed Unmarried Addendum to the 1003 received.	04/30/2025	Borrower has stable job time - Borrower has 34.55 years on job. Qualifying DTI below max allowed. - Calculated DTI of 4.02% is less than Guideline DTI of 50%	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92010176856	XX	XX	XX	XX	02/XX/2025	XX	VA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/06/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Please provide the following additional documentation needed to support the full PITIA payments: XX need the HOA coupon/bill to confirm the $83/month HOA fee and on XX - missing the hazard insurance declarations page and HOA coupon/bill.	XX	04/29/2025	Verification of HOA for XX received. Verification of hazard and insurance and HOA for XX was also provided. An updated 1008 and 1003 application with updated REO payments was also received.	04/30/2025	Borrower has stable job time - Borrower has 34.55 years on job. Qualifying DTI below max allowed. - Calculated DTI of 4.02% is less than Guideline DTI of 50%	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92010176856	XX	XX	XX	XX	02/XX/2025	XX	VA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 34.55 years on job. Qualifying DTI below max allowed. - Calculated DTI of 4.02% is less than Guideline DTI of 50%	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92010177215	XX	XX	XX	XX	02/XX/2025	XX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/07/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	XX	03/10/2025	Evidence of eConsent is provided.	03/13/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.31% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 42.31% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 740

Borrower has stable job time - Borrower has 8.16 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 17.48% is less than Guideline DTI of 50%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92010177215	XX	XX	XX	XX	02/XX/2025	XX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.31% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 42.31% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 740

Borrower has stable job time - Borrower has 8.16 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 17.48% is less than Guideline DTI of 50%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92010178039	XX	XX	XX	XX	03/XX/2025	XX	AZ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/21/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Per Guidelines, a three (3) month seasoning of all assets is required when the Asset Utilization is used to determine the qualifying income. Despite this requirement, provided IRA statement only covered a 1-month period. Please provide two additional months of consecutive statements from XX. Per email from Fiduciary Advisor, the Borrower could have requested the old annuity statements.	XX	03/28/2025	Income and Employment Meet Guidelines; Most recent XX statement of January 2025 is present. IRA Rollover deposit on 1/28/2025 on the XX account is validated as according to the explanation from the Fiduciary Advisor, borrower received IRA distribution upon Spouse’s death.	03/31/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56% is less than Guideline CLTV of 75%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 56% is less than Guideline LTV of 75%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92010178039	XX	XX	XX	XX	03/XX/2025	XX	AZ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/21/2025	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Per Guidelines, all parties involved in each transaction must be screened through any exclusionary list used by the seller. Despite this requirement, there is no evidence in the loan file that the Appraiser (xx has been cleared.	XX	03/31/2025	All Interested Parties Checked against Exclusionary Lists; Fraud Report provided indicate Appraiser (XX) has been cleared.	03/31/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56% is less than Guideline CLTV of 75%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 56% is less than Guideline LTV of 75%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92010178039	XX	XX	XX	XX	03/XX/2025	XX	AZ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/21/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56% is less than Guideline CLTV of 75%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 56% is less than Guideline LTV of 75%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92010178039	XX	XX	XX	XX	03/XX/2025	XX	AZ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/21/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56% is less than Guideline CLTV of 75%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 56% is less than Guideline LTV of 75%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92300178274	XX	XX	XX	XX	03/XX/2025	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/24/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of 37.34% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%

																				Borrower has stable job time - Borrower has 3.25 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92300178274	XX	XX	XX	XX	03/XX/2025	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/24/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of 37.34% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%

																				Borrower has stable job time - Borrower has 3.25 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92300178274	XX	XX	XX	XX	03/XX/2025	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/21/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of 37.34% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%

																				Borrower has stable job time - Borrower has 3.25 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92300181593	XX	XX	XX	XX	03/XX/2025	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	XX	04/07/2025	Evidence of eConsent is provided.	04/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.09% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 20.15% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 13.26 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 63.09% is less than Guideline LTV of 75%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92300181593	XX	XX	XX	XX	03/XX/2025	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2025	Resolved	FCOM1266	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing	XX	04/07/2025	Homeownership Counseling Disclosure Is Present or Not Applicable	04/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.09% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 20.15% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 13.26 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 63.09% is less than Guideline LTV of 75%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92300181593	XX	XX	XX	XX	03/XX/2025	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	XX	04/07/2025	Required Affiliated Business Disclosure Documentation Provided; Affiliated attestation provided; Exception resolved	04/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.09% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 20.15% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 13.26 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 63.09% is less than Guideline LTV of 75%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92300181593	XX	XX	XX	XX	03/XX/2025	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.09% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 20.15% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 13.26 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 63.09% is less than Guideline LTV of 75%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92300181593	XX	XX	XX	XX	03/XX/2025	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.09% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 20.15% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 13.26 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 63.09% is less than Guideline LTV of 75%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92300178378	XX	XX	XX	XX	03/XX/2025	XX	NH	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Required Affiliated Business Disclosure Missing	XX	04/04/2025	Required Affiliated Business Disclosure Documentation Provided; Affiliated attestation provided; Exception resolved	04/07/2025	Borrower has stable job time - Borrower has 16.99 years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92300178378	XX	XX	XX	XX	03/XX/2025	XX	NH	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	04/04/2025	Borrower has stable job time - Borrower has 16.99 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92300178378	XX	XX	XX	XX	03/XX/2025	XX	NH	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 16.99 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92300178378	XX	XX	XX	XX	03/XX/2025	XX	NH	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 16.99 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92300178238	XX	XX	XX	XX	03/XX/2025	XX	DE	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/03/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing required fraud report.	XX	04/08/2025	Third Party Fraud Report is provided; Third party fraud report for borrower received.	04/09/2025	Borrower has stable job time - Borrower has 11.24 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 36.9% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92300178238	XX	XX	XX	XX	03/XX/2025	XX	DE	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/04/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Affiliated business disclosure is missing.	XX	04/08/2025	Required Affiliated Business Disclosure Documentation Provided; Affiliated attestation provided; exception resolved	04/09/2025	Borrower has stable job time - Borrower has 11.24 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 36.9% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92300178238	XX	XX	XX	XX	03/XX/2025	XX	DE	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 11.24 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 36.9% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92300182106	XX	XX	XX	XX	03/XX/2025	XX	CA	ATR/QM: Exempt	Loan Review Complete	04/08/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing page 1 of 2022 personal tax returns. Additional conditions may apply.	XX	04/14/2025	Income and Employment Meet Guidelines; Page 1 of 2022 1040 tax return for the borrower was received.	05/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 760

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.68% is less than Guideline CLTV of 75%

Borrower has stable job time - Borrower has 9.85 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 59.68% is less than Guideline LTV of 75%	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
92300182106	XX	XX	XX	XX	03/XX/2025	XX	CA	ATR/QM: Exempt	Loan Review Complete	04/14/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XX) is insufficient, not meeting the required coverage amount of ($XX).	XX	04/30/2025	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount; Updated hazard insurance policy indicates dwelling replacement cost included. ; Hazard insurance coverage of $XX does not cover the 100% replacement cost as stated on the policy declaration page Hazard insurance Dec page reflects extended coverage, unable to determine amount of extended coverage. Condition remains.	05/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 760

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.68% is less than Guideline CLTV of 75%

Borrower has stable job time - Borrower has 9.85 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 59.68% is less than Guideline LTV of 75%	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
92300182106	XX	XX	XX	XX	03/XX/2025	XX	CA	ATR/QM: Exempt	Loan Review Complete	04/08/2025	Acknowledged	FCRE1199	Credit	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Audited Loan Amount of $XX is greater than the Guideline Maximum Loan Amount of $3500000 Loan approved with loan amount of $XX under the Flex Select 30 Year Fixed - NON QM, however guidelines max loan amount is $3,500,000.	XX	04/23/2025	Approved Lender Exception received; For loan amount > than the $3,500,000 Max GL. Current loan amount is $XX. Compensating factors; 3 months reserves greater than program requirement; FICO above the minimum by 20 points or higher; 5 years in current job; high discretionary income.	04/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 760

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.68% is less than Guideline CLTV of 75%

Borrower has stable job time - Borrower has 9.85 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 59.68% is less than Guideline LTV of 75%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
92300182106	XX	XX	XX	XX	03/XX/2025	XX	CA	ATR/QM: Exempt	Loan Review Complete	04/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 760

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.68% is less than Guideline CLTV of 75%

Borrower has stable job time - Borrower has 9.85 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 59.68% is less than Guideline LTV of 75%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
92010175662	XX	XX	XX	XX	04/XX/2025	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/18/2025	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided File contains an insurance Binder only. Please provide final policy declaration	XX	04/23/2025	Hazard Insurance Policy is fully present; Homeowners Declarations policy for the subject property was received.	04/24/2025	Qualifying DTI below max allowed. - Calculated DTI of 8.62% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 8.35 years on job.	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92010175662	XX	XX	XX	XX	04/XX/2025	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/21/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Provide eConsent dated on or before 01/06/25.	XX	04/23/2025	Evidence of eConsent is provided.	04/24/2025	Qualifying DTI below max allowed. - Calculated DTI of 8.62% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 8.35 years on job.	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92010175662	XX	XX	XX	XX	04/XX/2025	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/19/2025	Resolved	finding-2559	Compliance	NY Subprime Home Loan Test	This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.While the New York Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Requirements met			HPML compliant	04/21/2025	Qualifying DTI below max allowed. - Calculated DTI of 8.62% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 8.35 years on job.	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92010175662	XX	XX	XX	XX	04/XX/2025	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements met.			HPML compliant	04/21/2025	Qualifying DTI below max allowed. - Calculated DTI of 8.62% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 8.35 years on job.	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92010175662	XX	XX	XX	XX	04/XX/2025	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/20/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of 8.62% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 8.35 years on job.	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A